1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SeD USA, LLC
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.	The State of Delaware, U.S.A.
Date of incorporation or formation	20-Aug-14	20-Aug-14
Attributable interest	100.00%	100.00%
150 Black Oak GP, Inc.
State or other jurisdiction of incorporation or organization	The State of Texas, U.S.A.	The State of Texas, U.S.A.
Date of incorporation or formation	23-Jan-14	23-Jan-14
Attributable interest	50.00%	50.00%
SeD Development USA, Inc.
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.	The State of Delaware, U.S.A.
Date of incorporation or formation	13-Mar-14	13-Mar-14
Attributable interest	100.00%	100.00%
150 CCM Black Oak Ltd.
State or other jurisdiction of incorporation or organization	The State of Texas, U.S.A.	The State of Texas, U.S.A.
Date of incorporation or formation	17-Mar-14	17-Mar-14
Attributable interest	69.00%	69.00%
SeD Ballenger, LLC
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.	The State of Delaware, U.S.A.
Date of incorporation or formation	7-Jul-15	7-Jul-15
Attributable interest	100.00%	100.00%
SeD Maryland Development, LLC
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.	The State of Delaware, U.S.A.
Date of incorporation or formation	16-Oct-14	16-Oct-14
Attributable interest	83.55%	83.55%
SeD Development Management, LLC
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.	The State of Delaware, U.S.A.
Date of incorporation or formation	18-Jun-15	18-Jun-15
Attributable interest	85.00%	85.00%
SeD Builder, LLC
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.	The State of Delaware, U.S.A.
Date of incorporation or formation	21-Oct-15	21-Oct-15
Attributable interest	100.00%	100.00%
SeD Texas Home, LLC
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.	The State of Delaware, U.S.A.
Date of incorporation or formation	16-Jun-15	16-Jun-15
Attributable interest	100.00%	100.00%